Equity (Tables)	12 Months Ended
Dec. 31, 2023
Equity [Abstract]
Schedule of Equity Distribution
	2023	2022	2021

Approval date by Board of Directors	November 7, 2023	October 10, 2022	April 29, 2021
Declared dividends per share to be paid in cash S/.	0.41000	0.42000	0.79000
Declared dividends S/(000):	175,524	179,805	338,204